UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    2/11/12
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 48

Form 13F Information Value Total (thousands):     $289,935

List of Other Included Managers:                      NONE

Form 13F-HR Information Table

                          Title of                      VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer              Class            CUSIP    (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------              -----            -----    --------     -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories         COM               2824100    811        12380   SH           SOLE               0       0       12380
Accenture PLC Ireland       SHS CL A        G1151C101    219         3300   SH           SOLE               0       0        3300
AFLAC Inc.                  COM               1055102    436         8213   SH           SOLE               0       0        8213
Amgen, Inc.                 COM              31162100   1304        15125   SH           SOLE               0       0       15125
Berkshire Hathaway Inc.     CL B             84670207    324         3615   SH           SOLE               0       0        3615
Bio-Reference Lab           COM $.01 NEW    09057G602  13058       456105   SH           SOLE               0       0      456105
Coach Inc.                  COM             189754104  14293       257484   SH           SOLE               0       0      257484
Coca Cola                   COM             191216100    725        20000   SH           SOLE               0       0       20000
Colgate-Palmolive           COM             194162103    620         5929   SH           SOLE               0       0        5929
ConocoPhilips               COM             20825C104    396         6831   SH           SOLE               0       0        6831
eBay Inc.                   COM             278642103  20592       403777   SH           SOLE               0       0      403777
EMC Corp                    COM             268648102  13493       533335   SH           SOLE               0       0      533335
Emerson                     COM             291011104    491         9267   SH           SOLE               0       0        9267
Exxon Mobil Corp.           COM             30231G102   1228        14189   SH           SOLE               0       0       14189
Fabrinet                    SHS             G3323L100    405        30800   SH           SOLE               0       0       30800
Factset Research Sys        COM             303075105   9387       106597   SH           SOLE               0       0      106597
Fastenal Co.                COM             311900104   1026        22000   SH           SOLE               0       0       22000
First Financial Bancorp     COM             320209109   5747       393069   SH           SOLE               0       0      393069
Franklin Resources          COM             354613101   4173        33200   SH           SOLE               0       0       33200
Genpact Ltd.                SHS             G3922B107   9707       626245   SH           SOLE               0       0      626245
Gilead Sciences Inc.        COM             375558103  15071       205193   SH           SOLE               0       0      205193
Google Inc.                 CL A            38259P508    217          307   SH           SOLE               0       0         307
HCC Insurance Holdings      COM             404132102  11317       304140   SH           SOLE               0       0      304140
Int'l Bus. Machines         COM             459200101   1303         6801   SH           SOLE               0       0        6801
J P Morgan & Co Inc.        COM             46625H100    307         6993   SH           SOLE               0       0        6993
Johnson & Johnson           COM             478160104    252         3597   SH           SOLE               0       0        3597
McDonald's Corporati        COM             580135101   1323        15000   SH           SOLE               0       0       15000
Medtronic Inc.              COM             585055106    662        16147   SH           SOLE               0       0       16147
Neogen Corp.                COM             640491106    255         5625   SH           SOLE               0       0        5625
Norfolk Southern Cor        COM             655844108    230         3717   SH           SOLE               0       0        3717
Northern Trust Corp;        COM             665859104    602        12000   SH           SOLE               0       0       12000
O Reilly Automotive Inc.    COM             686091109  13380       149628   SH           SOLE               0       0      149628
Oracle Corp.                COM             68389X105    203         6100   SH           SOLE               0       0        6100
Philip Morris Intl  Inc     COM             718172109    431         5150   SH           SOLE               0       0        5150
Praxair Inc.                COM             74005P104  14805       135267   SH           SOLE               0       0      135267
Procter & Gamble            COM             742718109   2584        38056   SH           SOLE               0       0       38056
Qualcomm Inc.               COM             747525103  12304       198898   SH           SOLE               0       0      198898
Reinsurance Group of
  America                   COM NEW         759351604  10222       191003   SH           SOLE               0       0      191003
Rockwell Medical            COM             774374102    159        19800   SH           SOLE               0       0       19800
Roper Industries Inc.       COM             776696106  16641       149274   SH           SOLE               0       0      149274
S&P Depository Receipts     UNIT SER 1 S&P  78462F103   2286        16051   SH           SOLE               0       0       16051
Shire plc                   SPONSORED ADR   82481R106  11989       130065   SH           SOLE               0       0      130065
T Rowe Price Group Inc.     COM             74144T108  10160       156028   SH           SOLE               0       0      156028
Tractor Supply Co.          COM             892356106  11929       135001   SH           SOLE               0       0      135001
Union Pacific Corp.         COM             907818108    246         1956   SH           SOLE               0       0        1956
Varian Medical
  Systems Inc.              COM             92220P105  16448       234175   SH           SOLE               0       0      234175
Visa Inc.                   COM CL A        92826C839  22224       146615   SH           SOLE               0       0      146615
Waters Corp.                COM             941848103  13948       160099   SH           SOLE               0       0      160099